SIGNIFICANT ACCOUNTING POLICIES - Significant entities (Details)			12 Months Ended
	Mar. 29, 2018	Jun. 16, 2014	Dec. 31, 2019
Minera Meridian Ltda.
Disclosure of information about consolidated structured entities [line items]
Ownership interest			100.00%
Ownership interest			100.00%
Jacobina Mineração e Comércio Ltda.
Disclosure of information about consolidated structured entities [line items]
Ownership interest			100.00%
Ownership interest			100.00%
Estelar Resources Ltd. (i)
Disclosure of information about consolidated structured entities [line items]
Ownership interest			100.00%
Ownership interest			100.00%
Minera Florida Ltda.
Disclosure of information about consolidated structured entities [line items]
Ownership interest			100.00%
Ownership interest			100.00%
Minera Agua Rica Sucursal [Member]
Disclosure of information about consolidated structured entities [line items]
Ownership interest			100.00%
Ownership interest			100.00%
Suyai del Sur S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Ownership interest			100.00%
Ownership interest			100.00%
Agua De La Falda S.A.
Disclosure of information about consolidated structured entities [line items]
Ownership interest			57.60%
Ownership interest			57.60%
Canadian Malartic Corporation [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%